Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,340,354)	$ (4,670,255)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,744	5,301
Share based compensation	2,889,567	4,302,978
Amortization of warrant discount	2,545	11,495
Amortization of Original Issue Discount	122,129	19,121
Loss on debt extinguishment	149,350
Impairment of long lived assets	16,958	32,136
Changes in operating assets and liabilities
(Increase) in stock subscription receivable	(25,000)
(Increase) in prepaid expenses	(18,294)
Increase in accounts payable and accrued expenses	592,320	109,131
Net cash used in operating activities	(1,604,035)	(190,093)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(6,834)
Purchase of intangible assets	(14,500)	(34,300)
Net cash used in investing activities	(21,334)	(34,300)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for issuance of common stock	1,573,000
Cash received for exercise of warrants	525,000
Cash received for amounts receivable on notes payable	70,000
Cash paid for deferred offering costs	(92,975)
Advances from related party		48,083
Payments on related party advances		(48,083)
Payments on related party notes payable	(50,000)
Cash received from related party notes payable		20,000
Cash received from third party notes payable	110,000	365,000
Net cash provided by financing activities	2,135,025	385,000
Net increase in cash	509,656	160,607
CASH, beginning of year	160,607
CASH, end of year	670,263	160,607
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash	10,000
Income taxes paid in cash
Non-Cash Financing Activities:
Common shares issued for intangible assets	1,425,000	106,000
Common shares issued upon conversion of debt	656,250
Common shares issued upon conversion of preferred stock	1,564,251
Warrants issued as debt discount	9,533	54,555
Series C preferred stock deemed dividend	13,477,055	4,440
Common shares issued to settle liabilities	$ 198,650